Document and Entity Information	Jan. 21, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 21, 2021
Entity Registrant Name	PRUDENTIAL BANCORP, INC.
Entity Incorporation, State or Country Code	PA
Entity File Number	000-55084
Entity Tax Identification Number	46-2935427
Entity Address, Address Line One	1834 W. Oregon Avenue
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19145
City Area Code	215
Local Phone Number	755-1500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001578776